Other Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Text Block [Line Items]
Interest expense on lease liabilities	$ 92	$ 59
Cash outflow for leases	435	342
Variable lease payments not included in the measurement of lease liabilities	218	$ 206
Year 2024 [member]
Text Block [Line Items]
Gross lease liabilities	439
Year 2025 [member]
Text Block [Line Items]
Gross lease liabilities	440
Year 2026 [member]
Text Block [Line Items]
Gross lease liabilities	427
Year 2027 [member]
Text Block [Line Items]
Gross lease liabilities	404
Year 2028 [member]
Text Block [Line Items]
Gross lease liabilities	375
Year 2029 and Thereafter [member]
Text Block [Line Items]
Gross lease liabilities	$ 2,089